Common Stock, Stock Option Plans and Stock Compensation Agreements (Tables)	12 Months Ended
Dec. 28, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The average fair value of options granted was $8.42, $4.88 and $6.39, in 2014, 2013 and 2012, respectively. The fair value was estimated based on the weighted average assumptions of:

	2014	2013	2012
Risk-free rate	1.87%	1.01%	1.06%
Expected volatility	14.60%	14.04%	18.38%
Expected life (in years)	6.0	6.0	6.0
Dividend yield	3.10%	3.40%	3.60%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of option activity under the Plan as of December 28, 2014, December 29, 2013 and December 30, 2012, and changes during the years ending on those dates is presented below:

(Shares in Thousands)	Outstanding Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (Dollars in Millions)
Shares at January 1, 2012	179,459	$60.10	$1,004
Options granted	8,661	65.36
Options exercised	(49,388)	56.73
Options canceled/forfeited	(4,381)	62.97
Shares at December 30, 2012	134,351	61.58	1,061
Options granted	29,010	72.54
Options exercised	(41,357)	59.99
Options canceled/forfeited	(2,448)	65.89
Shares at December 29, 2013	119,556	64.70	3,306
Options granted	24,356	90.44
Options exercised	(25,319)	62.31
Options canceled/forfeited	(2,881)	75.48
Shares at December 28, 2014	115,712	$70.37	$4,014

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes stock options outstanding and exercisable at December 28, 2014:

(Shares in Thousands)	Outstanding			Exercisable
Exercise Price Range	Options	Average Life(1)	Average Exercise Price	Options	Average Exercise Price
$52.13-$58.33	10,182	4.1	$58.32	10,182	$58.32
$58.34-$62.20	24,179	3.1	$60.68	23,653	$60.64
$62.62-$65.62	25,630	4.4	$64.60	18,346	$64.30
$65.80-$72.54	32,252	6.6	$71.43	5,661	$66.20
$90.44-$100.48	23,469	9.1	$90.44	4	$90.44
	115,712	5.7	$70.37	57,846	$61.94

(1) Average contractual life remaining in years.

Schedule Of Share Based Compensation Other Than Stock Options Activity [Table Text Block]
A summary of the restricted share units and performance share units activity under the Plans as of December 28, 2014 is presented below:

(Shares in Thousands)	Outstanding Restricted Share Units	Outstanding Performance Share Units
Shares at January 1, 2012	31,026
Granted	12,197	327
Issued	(9,278)	—
Canceled/forfeited	(2,111)	(42)
Shares at December 30, 2012	31,834	285
Granted	10,582	1,290
Issued	(10,078)	—
Canceled/forfeited	(1,721)	(40)
Shares at December 29, 2013	30,617	1,535
Granted	8,487	1,113
Issued	(9,685)	(19)
Canceled/forfeited	(1,726)	(98)
Shares at December 28, 2014	27,693	2,531